Accounts Receivable, Net of Allowance for Expected Credit Losses - Summary Of Accounts Receivable Past Due (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Accounts Receivable, Noncurrent, Past Due [Line Items]
Carrying amount	$ 57,860	$ 28,575
Allowance for expected credit losses	(743)	$ (275)	$ (227)
Less than 30 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Expected credit loss rate		0.00%
Carrying amount	46,980	$ 16,337
Allowance for expected credit losses		$ 0
30 to 60 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Expected credit loss rate		0.00%
Carrying amount	3,405	$ 1,674
Allowance for expected credit losses		$ 0
61 to 90 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Expected credit loss rate		0.00%
Carrying amount	$ 468	$ 710
Allowance for expected credit losses		$ 0
Greater than 90 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Expected credit loss rate	10.60%	2.80%
Carrying amount	$ 7,007	$ 9,854
Allowance for expected credit losses	$ (743)	$ (275)